Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Income Statement Data
Summarized Statements of Income data for discontinued operations is as follows:

For the Year Ended December 31,
(In millions of dollars)	2012	2011	2010
Kroll Operations
Revenue	$—	$—	$381
Operating expenses	—	—	345
Operating income	—	—	36
Income tax expense	—	—	16
Income from Kroll operations, net of tax	—	—	20
Other discontinued operations, net of tax	—	(17)	(7)
Income (loss) from discontinued operations, net of tax	—	(17)	13
Disposals of discontinued operations (a)	(2)	25	58
Income tax (credit) expense (b)	1	(25)	(235)
Disposals of discontinued operations, net of tax	(3)	50	293
Discontinued operations, net of tax	$(3)	$33	$306
Discontinued operations, net of tax per share
– Basic	$—	$0.06	$0.55
– Diluted	$—	$0.06	$0.55

(a)	Includes gain on sale of Kroll and the gain on the sale of KLS in 2010.

(b)
Includes the provision/(credit) for income taxes relating to the recognition of tax benefits recorded in connection with the sale of Kroll as well as a tax provision of $36 million on the sale of KLS in 2010.